As filed with the Securities and Exchange Commission on July 28, 2014

Securities Act File No. 333
Investment Company Act File No. 811-22955

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO.

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 5

TEKLA HEALTHCARE OPPORTUNITIES FUND

(Exact name of Registrant as specified in its charter)

2 Liberty Square, 9th Floor

Boston, MA 02109
(617) 772-8500

(Address, Including Zip Code, and Telephone Number, Including Area Code, of Registrant’s Principal Executive Offices)

DANIEL R. OMSTEAD, Ph.D.
2 Liberty Square, 9th Floor
Boston, MA 02109

(Name, address including zip code, and telephone number, including area code, of agent for service)

With Copies to:

JOSEPH R. FLEMING, ESQ. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110	CLIFFORD R. CONE, ESQ. LEONARD B. MACKEY, JR., ESQ. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Approximate date of commencement of proposed sale to the public: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this Form are being offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐  when declared effective pursuant to Section 8(c)

☐  this post-effective amendment designates a new effective date for a previously filed registration statement

☒  this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-195076.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	AMOUNT BEING REGISTERED(2)	PROPOSED MAXIMUM OFFERING PRICE PER UNIT(1)	PROPOSED MAXIMUM OFFERING PRICE(1)	AMOUNT OF REGISTRATION FEE(3)
Shares of Beneficial Interest ($.01 par value)	1,775,000	$20.00	$35,500,000	$4,572.40

(1)  Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933.

(2)  Includes shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

(3)  Previously paid.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended.  The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-195076), including the prospectus and statement of additional information included therein and the exhibits thereto (other than the consents filed herewith), declared effective on July 28, 2014, are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 25.  Financial Statements and Exhibits

1.              Financial Statements:

Part A: Not applicable, as Registrant has not yet commenced operations.

Part B: Statement of Assets and Liabilities. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 are included in Part B of this Registration Statement.

2.              Exhibits:

a.                                      Amended and Restated Declaration of Trust of the Registrant, dated as of June 11, 2014(2).

b.                                      By-Laws of the Registrant (1).

c.                                       Not Applicable.

d.                                      Not Applicable.

e.                                       Form of Dividend Reinvestment and Stock Purchase Plan(2).

f.                                        Not Applicable.

g.                                       Form of Investment Advisory Agreement between the Registrant and Tekla Capital Management, LLC(2).

h.                                      (i) Form of Underwriting Agreement(2).

(ii) Form of Master Selected Dealers Agreement(2).

(iii) Form of Master Agreement Among Underwriters(2).

(iv) Form of Wells Fargo Securities, LLC Structuring Fee Agreement. (3)

(v) Form of Morgan Stanley & Co. LLC Structuring Fee Agreement. (3)

(vi) Form of UBS Securities LLC Structuring Fee Agreement. (3)

(vii) Form of Raymond James & Associates, Inc. Structuring Fee Agreement. (3)

(viii) Form of Ameriprise Financial Services, Inc. Structuring Fee Agreement. (3)

(ix) Form of RBC Capital Markets, LLC Structuring Fee Agreement. (3)

(x)  Form of Janney Montgomery Scott LLC Sales Incentive Fee Agreement. (3)

(xi)  Form of D.A. Davidson & Co. Sales Incentive Fee Agreement. (3)

(xii)  Form of Oppenheimer & Co. Inc. Sales Incentive Fee Agreement. (3)

(xiii) Form of Pershing LLC Sales Incentive Fee Agreement. (3)

(xiv) Form of Wedbush Securities Inc. Sales Incentive Fee Agreement. (3)

i.                                          Not Applicable.

j.                                         Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company(2).

k.                                      (i)             Form of Administration Agreement between Registrant and State Street Bank and Trust Company(2).

(ii) Form of Transfer Agency and Service Agreement between Registrant and Computershare Inc. and Computershare Trust Company, N.A.(2).

(iii) Form of Investor Support Services Agreement between Registrant and Destra Capital Investments LLC(2).

(iv) Form of Distribution Assistance Agreement between the Investment Adviser and Destra Capital Investments LLC(2).

l.                                          Opinion and Consent of Dechert LLP, filed herewith.

m.                                  Not Applicable.

n.                                      Consent of Deloitte & Touche LLP, filed herewith.

o.                                      Not Applicable.

p.                                      Form of Subscription Agreement(2).

q.                                      Not Applicable.

r.                                         Code of Ethics of Registrant and its Investment Adviser(2).

s.                                        Powers of Attorney. (1)

(1) Incorporated by reference from the Registration Statement on Form N-2, File no. 333-195076 and 811-22955, as filed with the Securities and Exchange Commission on June 9, 2014.

(2) Incorporated by reference from the Registration Statement on Form N-2, File no. 333-195076 and 811-22955, as filed with the Securities and Exchange Commission on June 26, 2014.

(3) Incorporated by reference from the Registration Statement on Form N-2, File no. 333-195076 and 811-22955, as filed with the Securities and Exchange Commission on July 25, 2014.

Item 26.  Marketing Arrangements.

See the Form of Underwriting Agreement as Exhibit (h)(i)  to the Registration Statement on Form N-2, File no. 333-195076 and 811-22955, as filed with the Securities and Exchange Commission on June 26, 2014.

Item 27.  Other Expenses of Issuance and Distribution.

The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement:

Registration fees	$109,480
New York Stock Exchange listing fees	$40,000
FINRA fees	$127,350
Printing	$300,000
Accounting fees and expenses	$21,000
Legal fees and expenses	$300,000
Underwriter expense reimbursement	$20,000
Promotional	$425,000
Miscellaneous	$15,000
TOTAL	$1,208,350

Item 28.  Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly under Common Control with the Registrant, except that the Registrant may be deemed to be controlled by Tekla Capital Management LLC (“TCM”), the investment adviser to the Registrant, because immediately prior to this offering TCM will own 100% of the Registrant’s outstanding common shares. Following completion of this offering, TCM’s share ownership is expected to represent less than 1% of the Registrant’s outstanding shares. TCM is a Delaware limited liability company.

Item 29.  Number of Holders of Securities.

As of July 25, 2014, the number of record holders of each class of securities of Registrant was as follows:

Title of Class	Number of Record Holders
Shares of beneficial interest, $.01 par value	1

Item 30.  Indemnification.

Under Article V of the Registrant’s Amended and Restated Declaration of Trust dated June 11, 2014, any past or present Trustee or officer of Registrant will be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by reason of his being or having been a Trustee or officer of Registrant, and against amounts paid and incurred by him in the settlement thereof. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that the Trustee or officer would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses of a Trustee or officer may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by the Trustee or officer to repay the expenses to Registrant in the event that it is ultimately determined that indemnification of the Trustee or officer is not authorized under the Declaration of Trust.

The Registrant will purchase insurance insuring its Trustees and officers against certain liabilities incurred in their capacity as such, and insuring the Registrant against any payments which it is obligated to make to such persons under the foregoing indemnification provisions.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Under the Investment Advisory Agreement between the Registrant and Tekla Capital Management LLC (the “Investment Adviser”) dated July 28, 2014, the Registrant has agreed to certain limitations on the liability of the Investment Adviser and has agreed to provide certain indemnification. Section 9 of the Investment Advisory Agreement provides as follows:

The Investment Adviser shall not be held responsible for any loss incurred by any act or omission of any broker. The Investment Adviser also shall not be liable to the Fund or to any shareholder of the Fund for any error or judgment or for any loss suffered by the Fund in connection with rendering services hereunder except (a) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the [Investment Company Act of 1940]) or (b) a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser, or reckless disregard of its obligations and duties hereunder. Subject to the foregoing, the Fund also shall indemnify the Investment Adviser, and any officer, director and employee thereof to the maximum extent permitted by Article V of the Fund’s Declaration of Trust.

Section 6 of the Form of Underwriting Agreement, filed as Exhibit (h)(i) to this Registration Statement, provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their directors, trustees, certain of their officers and persons who control them against certain liabilities in connection with the offering described therein, including liabilities under the federal securities laws.

Item 31.  Business and Other Connections of Investment Adviser.

Tekla Capital Management LLC was organized in June 2002 for the purpose of providing investment advisory services to H&Q Healthcare Investors and H&Q Life Sciences Investors (File Nos. 811-04889 and 811-06565). Reference is made to “Trustees and Officers” in the Statement of Additional Information and to Schedule A of Part 1 of Form ADV, Uniform Application for Investment Adviser Registration, as amended from time to time, (File No. 801-61018) filed with the Commission for information concerning the business and other connections of Daniel R. Omstead, Ph.D., Trustee and President of the Trust and President and CEO of the Investment Adviser.

Item 32.  Location of Accounts and Records.

Records are located at:

1.                                      Tekla Capital Management LLC

2 Liberty Square, 9th Floor

Boston, MA 02109

(Registrant’s corporate records and records relating to its function as Investment Adviser to Registrant)

2.                                      State Street Bank and Trust Company

200 Newport Avenue

North Quincy, MA 02171

(Records relating to its function as Custodian to Registrant; and most of Registrant’s accounting and all records relating to its function as Registrant’s accounting agent)

3.                                      State Street Bank and Trust Company

100 Huntington Avenue

Boston, MA 02116

(Records relating to its function as Administrator to Registrant)

4.                                      Computershare Trust Company, N.A.

250 Royall Street

Canton, MA 02021

(Records relating to its function as Registrar and Transfer Agent to Registrant)

5.                                      Computershare Inc.

250 Royall Street

Canton, MA 02021

(Records relating to its function as Dividend Disbursing Agent to Registrant)

Item 33.  Management Service.

Not Applicable.

Item 34.  Undertakings.

1.  Registrant hereby undertakes to suspend offering of the shares covered hereby until it amends its prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of this Registration Statement, or (2) its net asset value increases to an amount greater than its net proceeds as stated in such prospectus.

2.  Not Applicable.

3.  Not Applicable.

4.  Not Applicable.

5.  Registrant hereby undertakes that: (a) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and (b) for the purposes of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.  The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 28th day of July, 2014.

TEKLA HEALTHCARE OPPORTUNITIES FUND

By:	/s/ Daniel R. Omstead
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Daniel R. Omstead	Trustee and President (Principal Executive Officer)	July 28, 2014
Daniel R. Omstead

/s/ Laura Woodward	Treasurer (Principal Financial Officer)	July 28, 2014
Laura Woodward

/s/ Oleg M. Pohotsky*	Trustee and Chairman of the Board	July 28, 2014
Oleg M. Pohotsky

/s/ Michael W. Bonney*	Trustee	July 28, 2014
Michael W. Bonney

/s/ Rakesh K. Jain*	Trustee	July 28, 2014
Rakesh K. Jain

/s/ William S. Reardon*	Trustee	July 28, 2014
William S. Reardon

/s/ Uwe E. Reinhardt*	Trustee	July 28, 2014
Uwe E. Reinhardt

/s/ Lucinda H. Stebbins*	Trustee	July 28, 2014
Lucinda H. Stebbins

*By: Daniel R. Omstead, as attorney in-fact of each person so indicated and pursuant to the powers of attorney previously filed on June 9, 2014.

EXHIBIT LIST

Exhibit (l)	Opinion and Consent of Dechert LLP

Exhibit (n)	Consent of Deloitte & Touche LLP